Other Non-Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Other Non-Current Liabilities	15. Other Non-Current Liabilities Other non-current liabilities consisted of the following:

	September 30, 2025	December 31, 2024
Fractional ownership deposits	$39,708	$30,342
Other	—	—
	$39,708	$30,342
15. Other Non-Current Liabilities Other non-current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Fractional ownership deposits	$30,342	$16,686
Other	—	26
	$30,342	$16,712